Other Liabilities	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Liabilities
6.	Other Liabilities:

At December 31, 2016, other liabilities consisted of accrued payroll of approximately $10,000. At December 31, 2015, other liabilities included approximately $73,000 of accrued legal expenses of which $52,500 was payable to a third party service provider which was to be settled in stock upon the completion of at least a $5 million stock offering. That liability was renegotiated and settled in May 2016 resulting in a gain of $27,500 which is included as a reduction of general and administrative expenses in the accompanying 2016 condensed statements of operations.